Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Profit or loss [abstract]
Summary of Earnings and Weighted Average Number of Ordinary Shares used in Calculation of Basic Earnings per Share
The earnings and the weighted average number of ordinary shares used in the calculation of basic and diluted earnings per share are as follows:

	2020	2019	2018
Profit attributable to the owners of the parent company used in the calculation of basic and diluted earnings per share
- From continued operations	6,474,337	4,706,343	3,390,144

- Net for the year	11,351,024	5,226,692	3,769,442

Weighted average number of ordinary shares for the purposes of basic and diluted earnings per share (in thousands of shares)	596,026	596,026	596,026

Basic and diluted earnings per share
- From continued operations (in pesos)	10.8625	7.8962	5.6879

- From continued and discontinued operations (in pesos)	19.0445	8.7692	6.3243